INCOME TAXES (Details 3) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Deferred Income Tax Expense (Benefit)	$ 877,000	$ 198,000	$ (101,000)
Book Depreciation Exceeding Tax Depreciation [Member]
Deferred Income Tax Expense (Benefit)	695,771	357,354	10,372
Reduction (Increase) Of Rental Income Received In Advance [Member]
Deferred Income Tax Expense (Benefit)	(106,944)	(14,795)	104,739
Increase (Decrease) In Unbilled Receivables [Member]
Deferred Income Tax Expense (Benefit)	449,617	(108,692)	(187,274)
Other Deferred Income Tax Expense [Member]
Deferred Income Tax Expense (Benefit)	$ (161,444)	$ (35,867)	$ (28,837)